Allowance for Loan Losses - Summary of Nonaccrual Loans Excluding Purchased Credit-Impaired (PCI) Loans (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 5,125,000	$ 5,599,000
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	139,000	173,000
Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	964,000	938,000
Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	6,000	8,000
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	3,893,000	4,183,000
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	7,000	9,000
Farm Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	85,000	284,000
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total, Non-Accrual Status	$ 31,000	$ 4,000